Concentrations of Credit Risk and Major Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage	10.00%	15.00%
Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage	10.00%		[1]
Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage	21.00%	29.00%
Customer IIG Ltd. [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage	18.00%	37.00%
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage	15.00%	19.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage	10.00%		[1]
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage	11.00%		[1]
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage	11.00%		[1]
Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage	11.00%		[1]

[1]	Less than 10%